Summary of significant accounting policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Net loss from continuing and discontinued operations	$ 2,285,857	$ 1,125,565
Net loss from continuing and discontinued operations per share
- basic and diluted (cents)	$ 12.94	$ 6.51
Net loss from continuing operations	$ 1,750,377	$ 682,663
Net loss from continuing operations per share, basic	$ 9.91	$ 3.95
Net loss from continuing operations per share, diluted	$ 9.91	$ 3.95
Weighted average number of ordinary shares outstanding
- basic and diluted	17,666,043	17,283,258